Schedule of Investments - March 31, 2023
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)

Japan				26.64%
United Kingdom				11.13%
Canada				8.06%
France				7.10%
Italy				5.87%
Australia				5.07%
Germany				4.87%
Sweden				4.57%
Switzerland				3.72%
Austria				2.91%
Norway				2.55%
Denmark				1.95%
Hong Kong				1.58%
Israel				1.47%
United States				1.45%
Singapore				1.40%
Netherlands				1.34%
Spain				1.31%
Belgium				1.19%
Poland				1.13%
Finland				0.92%
Indonesia				0.54%
Ireland				0.47%
Ghana				0.44%
Malaysia				0.29%
Turkey				0.29%
Philippines				0.19%
Short-term securities and liabilities in excess of other assets				1.55%
* Based on country of risk.

		Shares
COMMON STOCKS - 98.45%		Held			Value
COMMUNICATION SERVICES - 1.70%
Entertainment - 0.54%
GungHo Online Entertainment, Inc. (v)			1,900		$34,807

Media - 1.16%
APG SGA SA			170		32,980
Atresmedia Corp. de Medios de Comunicacion SA (v)			6,000		22,635
ProSiebenSat.1 Media SE (v)			1,900		19,354
					74,969
TOTAL COMMUNICATION SERVICES					109,776

CONSUMER DISCRETIONARY - 10.60%
Automobile Components - 2.88%
AKWEL (v)			700		10,310
Bulten AB (v)			2,000		17,026
Cie Plastic Omnium SA (v)			700		12,750
Exco Technologies Ltd.			2,100		11,887
Feintool International Holding AG (v)			500		12,733
G-Tekt Corp. (v)			3,000		32,489
Pirelli & C SpA (r) (v)			4,500		22,544
Toyota Boshoku Corp. (v)			2,100		33,979
TS Tech Company Ltd. (v)			2,600		33,017
					186,735
Automobiles - 0.94%
Kabe Group AB (v)			500		10,158
Mitsubishi Motors Corp. (a) (v)			4,900		19,310
Trigano SA (v)			240		31,265
					60,733
Distributors - 0.25%
Inchcape PLC (v)			1,700		16,296

Diversified Consumer Services - 0.18%
Anexo Group PLC			8,700		11,376

Household Durables - 1.44%
Bonava AB (v)			4,300		9,070
Crest Nicholson Holdings PLC (v)			4,900		13,206
Fleetwood Ltd. (a) (v)			12,900		10,556
Kaufman & Broad SA (v)			500		14,879
MJ Gleeson PLC			2,400		12,790
Nobia AB (v)			11,200		19,225
Redrow PLC (v)			2,300		13,604
					93,330
Leisure Products - 2.34%
Fountaine Pajot SA			100		11,799
Furyu Corp. (v)			3,700		33,488
Harvia Oyj (v)			900		21,447
Kawai Musical Instruments Manufacturing Company Ltd. (v)			1,600		36,889
ME Group International PLC			8,300		12,850
Mizuno Corp. (v)			1,500		35,237
					151,710
Specialty Retail - 2.28%
Beter Bed Holding NV (a) (v)			2,500		8,259
City Chic Collective Ltd. (a) (v)			43,100		15,652
Clas Ohlson AB (v)			2,000		14,859
Halfords Group PLC			14,200		30,620
Leon’s Furniture Ltd.			900		11,507
Matas A/S (v)			1,100		13,490
Michael Hill International Ltd.			15,800		10,403
Shaver Shop Group Ltd. (v)			16,200		11,391
Super Retail Group Ltd. (v)			1,700		14,377
Vertu Motors PLC (v)			22,900		16,938
					147,496
Textiles, Apparel & Luxury Goods - 0.29%
Mavi Giyim Sanayi Ve Ticaret AS (r) (v)			3,400		18,637
TOTAL CONSUMER DISCRETIONARY					686,313

CONSUMER STAPLES - 5.25%
Beverages - 0.86%
Britvic PLC (v)			3,400		37,445
Corby Spirit and Wine Ltd.			1,600		18,291
					55,736
Consumer Staples Distribution & Retail - 0.35%
Marks & Spencer Group PLC (a) (v)			10,900		22,486

Food Products - 3.86%
Austevoll Seafood ASA (v)			2,000		17,924
Ebara Foods Industry, Inc. (v)			1,400		32,755
Greencore Group PLC (a)			14,200		14,233
Itoham Yonekyu Holdings, Inc. (v)			5,800		30,622
Lassonde Industries, Inc. (m)			230		17,753
Newlat Food SpA (a) (v)			1,900		10,580
Nitto Fuji Flour Milling Company Ltd. (v)			400		13,553
Premier Foods PLC (v)			24,300		36,410
S Foods, Inc. (v)			900		19,378
Savencia SA (v)			500		33,349
Schouw & Company A/S (v)			160		13,404
Wynnstay Group PLC (v)			2,000		10,852
					250,813
Personal Care Products - 0.18%
Shinnihonseiyaku Company Ltd. (v)			1,100		11,906
TOTAL CONSUMER STAPLES					340,941

ENERGY - 6.66%
Energy Equipment & Services - 2.13%
Expro Group Holdings NV (a)			1,633		29,982
Schoeller-Bleckmann Oilfield Equipment AG (v)			270		17,402
Subsea 7 SA (v)			2,800		33,238
Technip Energies NV (v)			1,060		22,615
TechnipFMC PLC (a)			2,600		35,489
					138,726
Oil, Gas & Consumable Fuels - 4.53%
Birchcliff Energy Ltd.			5,100		28,906
Capricorn Energy PLC (a) (v)			10,861		31,285
Cardinal Energy Ltd. (m)			5,700		30,029
Crescent Point Energy Corp.			4,400		31,059
Koninklijke Vopak NV (v)			550		19,418
Kosmos Energy Ltd. (a)			4,200		31,248
Pantheon Resources PLC (a)			31,700		9,244
Shell Pilipinas Corp.			41,000		12,444
Tamarack Valley Energy Ltd.			8,700		25,427
Tullow Oil PLC (a) (v)			73,300		28,503
Vermilion Energy, Inc.			2,100		27,239
Viva Energy Group Ltd. (r) (v)			9,100		18,499
					293,301
TOTAL ENERGY					432,027

FINANCIALS - 24.96%
Banks - 9.96%
Aozora Bank Ltd. (v)			900		16,307
The Awa Bank Ltd. (v)			1,300		19,168
Bank Danamon Indonesia Tbk PT (v)			184,700		35,342
The Bank of East Asia Ltd. (v)			25,178		31,985
Basellandschaftliche Kantonalbank			12		11,909
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (v)			1,500		29,745
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine			160		12,752
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France			400		31,238
Caisse Regionale de Credit Agricole Mutuel d’Ille-et-Vilaine			110		6,561
Caisse Regionale de Credit Agricole Mutuel Nord de France			1,900		31,358
Caisse Regionale de Credit Agricole Mutuel Toulouse 31			180		13,179
Canadian Western Bank			1,000		18,320
Collector Bank AB (a) (v)			8,600		29,810
Dah Sing Financial Holdings Ltd. (v)			12,400		31,848
EQB, Inc.			370		15,961
The First Bank of Toyama Ltd. (v)			6,500		28,972
The Hachijuni Bank Ltd. (v)			4,900		21,287
Iyogin Holdings, Inc. (v)			3,400		19,324
Komplett Bank ASA (a)			11,000		4,975
mBank SA (a) (v)			270		19,258
Raiffeisen Bank International AG (a) (v)			1,800		27,632
Santander Bank Polska SA (v)			530		35,897
Seven Bank Ltd. (v)			6,200		12,390
Sparebank 1 Oestlandet (v)			1,700		18,472
Sparebanken More			3,900		28,962
Sparebanken Vest (v)			3,300		29,032
Sparekassen Sjaelland-Fyn A/S (v)			500		13,350
Suruga Bank Ltd. (v)			10,500		36,801
TOMONY Holdings, Inc. (v)			4,900		13,085
					644,920
Capital Markets - 5.19%
ABG Sundal Collier Holding ASA			30,600		17,828
AGF Management Ltd.			5,100		30,000
Anima Holding SpA (r) (v)			5,300		21,538
AURELIUS Equity Opportunities SE & Company KGaA (v)			1,900		30,643
Azimut Holding SpA (v)			800		17,070
Bright Smart Securities & Commodities Group Ltd. (v)			70,000		12,297
Canaccord Genuity Group, Inc.			2,300		18,635
CI Financial Corp.			1,600		15,130
Deutsche Beteiligungs AG (v)			700		21,207
GAM Holding AG (a)			34,400		20,904
HS Holdings Company Ltd. (v)			3,600		26,632
Jupiter Fund Management PLC (v)			18,950		31,777
Numis Corp. PLC			13,100		34,785
Rothschild & Company			760		38,369
					336,815
Consumer Finance - 1.00%
Gruppo MutuiOnline SpA			500		14,153
Hoist Finance AB (a) (r) (v)			10,900		23,657
Resurs Holding AB (r) (v)			12,300		27,402
					65,212
Financial Services - 3.45%
Asax Company Ltd. (v)			2,700		12,229
Banca IFIS SpA (v)			2,000		30,255
Banca Mediolanum SpA (v)			1,500		13,578
BFF Bank SpA (r) (v)			1,600		15,876
Burford Capital Ltd. (v)			3,500		32,617
Financial Products Group Company Ltd. (v)			3,400		29,754
GRENKE AG (v)			500		13,868
Home Capital Group, Inc.			500		15,279
MCAN Mortgage Corp.			1,700		18,868
Plus500 Ltd.			1,400		29,221
Tokyo Century Corp. (v)			350		11,685
					223,230
Insurance - 5.36%
Anicom Holdings, Inc. (v)			4,100		15,834
Clal Insurance Enterprises Holdings Ltd. (a) (v)			1,100		14,964
Coface SA (v)			2,500		35,413
Direct Line Insurance Group PLC (v)			14,900		25,311
FBD Holdings PLC			1,100		16,164
Grupo Catalana Occidente SA (v)			1,000		31,510
Hiscox Ltd. (v)			1,100		15,051
IDI Insurance Company Ltd. (v)			500		12,296
Just Group PLC			15,600		16,521
Lancashire Holdings Ltd. (v)			4,200		28,662
The Phoenix Holdings Ltd. (v)			1,100		10,925
Protector Forsikring ASA (v)			1,400		18,585
SCOR SE (v)			500		11,369
Unipol Gruppo SpA (v)			6,800		34,909
UNIQA Insurance Group AG (v)			1,700		14,324
Vienna Insurance Group AG Wiener Versicherung Gruppe (v)			1,200		32,272
Wuestenrot & Wuerttembergische AG (v)			800		13,992
					348,102
TOTAL FINANCIALS					1,618,279

HEALTH CARE - 2.91%
Health Care Equipment & Supplies - 0.61%
Elekta AB (v)			2,900		22,162
Guerbet (v)			900		17,803
					39,965
Health Care Providers & Services - 1.69%
Estia Health Ltd. (v)			22,900		40,679
FALCO HOLDINGS Company Ltd. (v)			2,300		34,129
Regis Healthcare Ltd. (v)			26,500		34,477
					109,285
Health Care Technology - 0.19%
GPI SpA			900		12,493

Pharmaceuticals - 0.42%
Eco Animal Health Group PLC (a)			7,700		9,166
Tsumura & Company (v)			900		17,897
					27,063
TOTAL HEALTH CARE					188,806

INDUSTRIALS - 21.20%
Aerospace & Defense - 0.50%
Babcock International Group PLC (a) (v)			8,700		32,139

Air Freight & Logistics - 1.46%
bpost SA (v)			3,600		20,527
International Distributions Services PLC (v)			12,000		33,229
Oesterreichische Post AG (v)			400		14,808
PostNL NV (v)			6,526		11,854
Wincanton PLC			5,400		14,389
					94,807
Building Products - 0.98%
Deceuninck NV (v)			5,400		14,749
Inwido AB (v)			2,000		21,311
Norcros PLC (v)			5,300		12,170
Uponor Oyj (v)			800		14,809
					63,039
Commercial Services & Supplies - 1.38%
Downer EDI Ltd. (v)			12,300		28,379
ISS A/S (v)			900		18,368
Loomis AB (v)			400		13,704
Okamura Corp. (v)			1,700		17,556
SG Fleet Group Ltd. (v)			8,700		12,078
					90,085
Construction & Engineering - 3.97%
Aecon Group, Inc.			1,500		15,239
Bird Construction, Inc.			3,130		21,052
CTI Engineering Company Ltd. (v)			800		18,267
Dai-Dan Company Ltd. (v)			1,100		19,695
Fukuda Corp. (v)			600		21,068
Hazama Ando Corp. (v)			2,800		18,111
HOCHTIEF AG (v)			330		27,600
JDC Corp. (v)			4,600		20,977
Kumagai Gumi Company Ltd. (v)			900		18,067
Kyudenko Corp. (v)			500		12,718
NCC AB (v)			1,400		12,418
Strabag SE (v)			300		12,839
Tobishima Corp. (v)			2,400		19,109
Yurtec Corp. (v)			3,300		20,697
					257,857
Electrical Equipment - 0.70%
Innovatec SpA (a) (v)			6,300		10,803
Nitto Kogyo Corp. (v)			1,000		19,966
Phoenix Mecano AG (v)			34		14,332
					45,101
Ground Transportation - 0.61%
Redde Northgate PLC			3,700		15,770
Sixt SE (v)			180		23,976
					39,746
Industrial Conglomerates - 0.55%
Chargeurs SA (v)			2,100		35,480

Machinery - 7.88%
Aalberts NV (v)			400		18,895
ANDRITZ AG (v)			360		24,359
Bucher Industries AG (v)			50		23,386
Danieli & C Officine Meccaniche SpA (v)			1,800		35,713
Duerr AG (v)			840		30,183
Frencken Group Ltd. (v)			22,000		18,818
Husqvarna AB (v)			2,300		19,964
Iveco Group NV (a) (v)			4,000		37,829
Konecranes Oyj (v)			700		23,474
Morita Holdings Corp. (v)			3,500		35,214
Norma Group SE (v)			900		21,269
Rieter Holding AG (v)			280		29,320
Semperit AG Holding (v)			600		16,089
SFS Group AG (v)			180		23,363
Sulzer AG (v)			410		34,770
Takeuchi Manufacturing Company Ltd. (v)			1,400		31,078
Takuma Company Ltd. (v)			1,900		19,084
Tocalo Company Ltd. (v)			3,400		33,419
Tsugami Corp. (v)			3,300		35,939
					512,166
Professional Services - 1.98%
Bertrandt AG			410		22,232
Groupe Crit (v)			440		34,905
Hito Communications Holdings, Inc. (v)			1,500		18,071
McMillan Shakespeare Ltd. (v)			1,200		11,586
PeopleIN Ltd. (v)			14,200		27,822
SThree PLC (v)			2,600		13,350
					127,966
Trading Companies & Distributors - 1.19%
Howden Joinery Group PLC (v)			2,300		19,859
Russel Metals, Inc.			820		20,829
Wajax Corp.			2,000		36,478
					77,166
TOTAL INDUSTRIALS					1,375,552

INFORMATION TECHNOLOGY - 9.93%
Communications Equipment - 0.43%
Evertz Technologies Ltd.			2,000		16,352
EVS Broadcast Equipment SA (v)			500		11,918
					28,270
Electronic Equipment, Instruments & Components - 3.71%
Alps Alpine Company Ltd. (v)			3,200		30,795
Celestica, Inc. (a)			1,100		14,186
Daitron Company Ltd. (v)			1,900		38,352
Elematec Corp. (v)			1,800		25,240
Esprinet SpA (v)			2,600		26,036
Horiba Ltd. (v)			700		42,011
Japan Aviation Electronics Industry Ltd. (v)			1,900		33,085
V Technology Company Ltd. (v)			1,500		31,879
					241,584
IT Services - 1.63%
Global Dominion Access SA (r) (v)			4,600		18,066
KNOW IT AB (v)			1,700		33,815
Ordina NV (v)			4,400		28,527
Sopra Steria Group SACA (v)			120		25,217
					105,625
Semiconductors & Semiconductor Equipment - 3.12%
AEM Holdings Ltd. (v)			4,800		11,534
Kulicke & Soffa Industries, Inc.			700		36,883
SCREEN Holdings Company Ltd. (v)			400		35,482
Siltronic AG (v)			390		28,525
Tokyo Seimitsu Company Ltd. (v)			1,000		38,821
u-blox Holding AG (a) (v)			270		37,734
UMS Holdings Ltd. (v)			15,625		13,101
					202,080
Software - 1.04%
Infomedia Ltd. (v)			25,100		25,136
Silverlake Axis Ltd. (v)			117,500		29,173
System Research Company Ltd. (v)			800		12,665
					66,974
TOTAL INFORMATION TECHNOLOGY					644,533

MATERIALS - 11.40%
Chemicals - 5.99%
ASAHI YUKIZAI Corp. (v)			1,700		40,754
C Uyemura & Company Ltd. (v)			400		19,631
Dai Nippon Toryo Company Ltd. (v)			5,500		35,226
FUCHS PETROLUB SE (v)			1,000		34,227
Fuso Chemical Company Ltd. (v)			1,200		34,290
Hodogaya Chemical Company Ltd. (v)			1,400		31,929
Kanto Denka Kogyo Company Ltd. (v)			4,200		32,856
Nihon Parkerizing Company Ltd. (v)			4,500		33,825
Nippon Pillar Packing Company Ltd. (v)			800		22,744
Orion Engineered Carbons SA			1,100		28,699
Tessenderlo Group SA (a) (v)			377		11,782
Toagosei Company Ltd. (v)			2,000		18,651
Yushiro Chemical Industry Company Ltd. (v)			1,500		9,683
Zeon Corp. (v)			3,300		34,984
					389,281
Construction Materials - 2.35%
Adbri Ltd. (v)			12,000		12,787
Buzzi Unicem SpA (v)			1,000		24,272
Cementir Holding NV (v)			4,100		35,089
CSR Ltd. (v)			5,600		17,856
Forterra PLC (r)			12,400		30,379
H+H International A/S (a) (v)			2,100		33,010
					153,393
Containers & Packaging - 0.61%
Fuji Seal International, Inc. (v)			1,400		16,004
Mayr Melnhof Karton AG (v)			80		13,297
Takemoto Yohki Company Ltd. (v)			1,600		10,146
					39,447
Metals & Mining - 1.08%
Bekaert SA (v)			400		18,067
Grange Resources Ltd. (v)			21,000		10,163
Macmahon Holdings Ltd. (v)			123,800		11,961
Rana Gruber ASA (v)			2,600		15,179
Regis Resources Ltd. (v)			10,800		14,974
					70,344
Paper & Forest Products - 1.37%
Arctic Paper SA (v)			4,000		18,536
Canfor Corp. (a)			700		11,250
Miquel y Costas & Miquel SA			1,000		13,166
Rottneros AB			13,900		21,830
Stella-Jones, Inc. (m)			360		13,795
Western Forest Products, Inc.			11,700		9,696
					88,273
TOTAL MATERIALS					740,738

REAL ESTATE - 1.72%
Health Care Real Estate Investment Trusts - 0.16%
Target Healthcare PLC			12,000		10,377

Real Estate Management & Development - 1.11%
Airport City Ltd. (a) (v)			2,100		27,801
Great Eagle Holdings Ltd. (v)			13,000		26,124
Nisshin Group Holdings Company Ltd. (v)			5,200		17,872
					71,797
Retail Real Estate Investment Trusts - 0.45%
SmartCentres Real Estate Investment Trust			1,500		29,489
TOTAL REAL ESTATE					111,663

UTILITIES - 2.12%
Electric Utilities - 0.46%
Elmera Group ASA (r) (v)			8,900		14,256
EVN AG (v)			700		15,546
					29,802
Gas Utilities - 0.83%
Hiroshima Gas Company Ltd. (v)			7,200		19,238
Italgas SpA (v)			5,600		34,156
					53,394
Multi-Utilities - 0.83%
ACEA SpA (v)			1,400		19,143
Centrica PLC (v)			26,470		34,666
					53,809
TOTAL UTILITIES					137,005

Total common stocks (Cost $5,779,195)					6,385,633

Total long-term investments (Cost $5,779,195)					6,385,633
		Principal
SHORT-TERM INVESTMENTS - 1.75%		Amount
Time Deposits - 1.75%
Citigroup, Inc., 1.91%, 04/03/2023*		EUR	9		9
Citigroup, Inc., 4.18%, 04/03/2023*			$113,387		113,387
Total short-term investments (Cost $113,396)					113,396

Total investments - 100.20% (Cost $5,892,591)					6,499,029

Liabilities in excess of other assets - (0.20)%					(13,059)

Net assets - 100.00%					$6,485,970

(a)	- Non-income producing security.
(m)
- Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $61,577, which represented 0.95% of net assets.

(r)
- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $210,854, which represented 3.25% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $5,063,255, which represented 78.06% of net assets. See Security Valuation below.

EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,322,378
Time Deposits	113,396
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	76,796
Consumer Discretionary	573,081
Consumer Staples	290,664
Energy	170,960
Financials	1,157,207
Health Care	167,147
Industrials	1,229,563
Information Technology	577,112
Materials	611,923
Real Estate	71,797
Utilities	137,005
Level 3 --- Significant unobservable inputs	-

Total Investments	$6,499,029

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.